INDUSTRY SEGMENTS, MAJOR CUSTOMERS, RELATED PARTY TRANSACTIONS AND GEOGRAPHIC INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
INDUSTRY SEGMENTS, MAJOR CUSTOMERS, RELATED PARTY TRANSACTIONS AND GEOGRAPHIC INFORMATION

8. SEGMENTS AND GEOGRAPHIC INFORMATION

The Company’s three reportable segments, which align with the manner in which the business is managed, are Wireless, Enterprise and Broadband.

The Wireless segment’s infrastructure solutions enable wireless carriers to deploy macro cell sites and small cell solutions to meet coverage and capacity requirements driven by increasing demand for mobile bandwidth. The macro cell site solutions can be found at wireless tower sites and include base station and microwave antennas, hybrid fiber-feeder and power cables, coaxial cables, connectors, power amplifiers and environmentally-secure cabinets for equipment, including fuel cell backup power. The small cell solutions are primarily composed of distributed antenna systems that extend and enhance cellular coverage and capacity in challenging network conditions such as stadiums, transportation systems and commercial buildings.

The Enterprise segment provides connectivity and network intelligence for data centers and commercial buildings. These solutions include optical fiber and twisted pair structured cabling applications, intelligent infrastructure software, network rack and cabinet enclosures, intelligent building sensors, advanced LED lighting control systems and network design services.

The Broadband segment consists of cable and communications equipment that support the multi-channel video, voice and high-speed data services provided by cable operators. The segment’s products include coaxial and fiber-optic cables, fiber-to-the-home equipment, amplifiers, splitters and taps, conduit and headend solutions for the network core.

The following table provides summary financial information by reportable segment (in millions):

	March 31, 2014	December 31, 2013
Identifiable segment-related assets:
Wireless	$2,545.1	$2,419.8
Enterprise	1,470.9	1,495.1
Broadband	348.8	363.4

Total identifiable segment-related assets	4,364.8	4,278.3
Reconciliation to total assets:
Cash and cash equivalents	305.2	346.3
Deferred income tax assets	57.2	59.7
Deferred financing fees	46.9	49.8

Total assets	$4,774.1	$4,734.1

The following table provides net sales, operating income (loss), depreciation, and amortization by reportable segment (in millions):

	Three Months Ended March 31,
	2014	2013
Net sales:
Wireless	$627.2	$496.5
Enterprise	201.5	191.8
Broadband	107.5	118.1
Inter-segment eliminations	(1.2)	(1.7)

Consolidated net sales	$935.0	$804.7

Operating income (loss):
Wireless (1)	$127.6	$62.4
Enterprise (2)	22.6	15.4
Broadband	(3.7)	(2.4)

Consolidated operating income	$146.5	$75.4

Depreciation:
Wireless	$7.0	$8.2
Enterprise	2.7	2.9
Broadband	2.0	2.6

Consolidated depreciation	$11.7	$13.7

Amortization (3):
Wireless	$22.5	$22.1
Enterprise	17.4	16.6
Broadband	4.4	4.6

Consolidated amortization	$44.3	$43.3

(1)	Operating income for the three months ended March 31, 2013 included asset impairment charges of $5.6 million.
(2)	Operating income for the three months ended March 31, 2014 included a $5.4 million adjustment to the estimated fair value of contingent consideration related to the Redwood acquisition.
(3)	Excludes amortization of deferred financing fees and original issue discount.

Sales to customers located outside of the United States comprised 39.8% and 43.6% of total net sales for the three months ended March 31, 2014 and 2013, respectively. Sales by geographic region, based on the destination of product shipments, were as follows (in millions):

	Three months ended March 31,
	2014	2013
United States	$562.9	$453.6
Europe, Middle East and Africa	169.6	139.2
Asia Pacific	128.9	124.5
Central and Latin America	58.4	70.0
Canada	15.2	17.4

Consolidated net sales	$935.0	$804.7

14.	INDUSTRY SEGMENTS, MAJOR CUSTOMERS, RELATED PARTY TRANSACTIONS AND GEOGRAPHIC INFORMATION

Segment Information

The Company’s three reportable segments, which align with the manner in which the business is managed, are Wireless, Enterprise and Broadband.

The Wireless segment’s infrastructure solutions enable wireless carriers to deploy macro cell sites and small cell solutions to meet coverage and capacity requirements driven by increasing demand for mobile bandwidth. The macro cell site solutions can be found at wireless tower sites and include base station and microwave antennas, hybrid fiber-feeder and power cables, coaxial cables, connectors, power amplifiers and environmentally-secure cabinets for equipment, including fuel cell backup power. The small cell solutions are primarily composed of distributed antenna systems that extend and enhance cellular coverage and capacity in challenging network conditions such as stadiums, transportation systems and commercial buildings.

The Enterprise segment provides connectivity and network intelligence for data centers and commercial buildings. These solutions include optical fiber and twisted pair structured cabling applications, intelligent infrastructure software, network rack and cabinet enclosures, intelligent building sensors, advanced LED lighting control systems and network design services.

The Broadband segment consists of cable and communications equipment that support the multi-channel video, voice and high-speed data services provided by cable operators. The segment’s products include coaxial and fiber-optic cables, fiber-to-the-home equipment, amplifiers, splitters and taps, conduit, headend solutions for the network core.

The following tables provide summary financial information by reportable segment:

	Successor	Successor
	2013	2012
	(in millions)
Identifiable segment-related assets:
Wireless	$2,419.8	$2,460.2
Enterprise	1,495.1	1,490.8
Broadband	363.4	455.8

Total identifiable segment-related assets	4,278.3	4,406.8
Reconciliation to total assets:
Cash and cash equivalents	346.3	264.4
Deferred income tax asset	59.7	61.1
Deferred financing fees	49.8	61.0

Total assets	$4,734.1	$4,793.3

The following table provides net sales, operating income (loss), depreciation, and amortization by reportable segment:

	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 – December 31, 2011	January 1 – January 14, 2011
	(in millions)
Net sales:
Wireless	$2,174.2	$1,917.1	$1,774.1	$52.5
Enterprise	827.9	846.5	881.6	23.1
Broadband	484.6	564.0	536.4	13.6
Inter-segment eliminations	(6.6)	(5.7)	(5.7)	(0.2)

Consolidated net sales	$3,480.1	$3,321.9	$3,186.4	$89.0

Operating income (loss):
Wireless (1)	$303.4	$106.7	$(213.4)	$(34.2)
Enterprise (2)	66.7	119.6	85.6	(12.6)
Broadband (3)	(40.4)	11.9	(6.9)	(6.9)

Consolidated operating income (loss)	$329.7	$238.2	$(134.7)	$(53.7)

Depreciation:
Wireless	$32.6	$44.3	$51.3	$1.9
Enterprise	12.4	13.3	14.1	0.6
Broadband	10.2	11.9	13.8	0.3

Consolidated depreciation	$55.2	$69.5	$79.2	$2.8

Amortization (4):
Wireless	$88.1	$90.7	$90.7	$3.4
Enterprise	68.4	66.6	63.8	0.2
Broadband	18.4	18.4	16.7	0.1

Consolidated amortization	$174.9	$175.7	$171.2	$3.7

(1)	Operating income includes net restructuring costs of $24.3 million, $21.9 million and $13.2 million for the year ended December 31, 2013, the year ended December 31, 2012 and the period January 15 – December 31, respectively. Operating income for the year ended December 31, 2013, the year ended December 31, 2012 and the period January 15 – December 31, 2011, includes asset impairment charges of $9.4 million, $40.9 million and $126.1 million, respectively.
(2)	Operating income includes net restructuring costs of $5.1 million, $0.3 million and $1.2 million for the year ended December 31, 2013, the year ended December 31, 2012 and the period January 15 – December 31, 2011, respectively.
(3)	Operating income includes net restructuring costs(gains) of ($7.3) million, $0.8 million and $4.3 million for the year ended December 31, 2013, the year ended December 31, 2012 and the period January 15 – December 31, 2011, respectively. Operating income for 2013 includes asset impairment charges of $36.2 million.
(4)	Excludes amortization of deferred financing fees and original issue discount

Customer Information

Net sales to Anixter International Inc. and its affiliates (Anixter) accounted for 12%, 13%, 13% and 15% of the Company’s total net sales during the year ended December 31, 2013 (Successor), the year ended December 31, 2012 (Successor) and the periods January 15 – December 31, 2011 (Successor) and January 1 – January 14, 2011 (Predecessor), respectively. Sales to Anixter primarily originate in the Enterprise segment. Other than Anixter, no customer accounted for 10% or more of the Company’s total net sales for any of the above periods.

Accounts receivable from Anixter represented approximately 14% and 12% of accounts receivable as of December 31, 2013 and 2012, respectively. Other than Anixter, no customer accounted for more than 10% of the Company’s accounts receivable as of December 31, 2013 or 2012.

Related Party Transactions

In connection with the acquisition of CommScope, Inc. by Carlyle, the Company paid Carlyle a transaction fee of $30.0 million and entered into a management agreement pursuant to which the Company paid Carlyle an annual fee of $3.0 million for management and oversight. The Company paid $3.0 million of the annual fee in each of the years ended December 31, 2013 and 2012 and $2.88 million in the period January 15 – December 31, 2011. Following the Company’s IPO in October 2013, the management agreement with Carlyle was terminated, and a termination fee of $20.2 million was paid. The fees paid to Carlyle are reflected in selling, general and administrative expenses on the Consolidated Statements of Operations and Comprehensive Income (Loss).

Sales to related parties were less than 1% of net sales for all periods shown in the table above. As of December 31, 2013 and 2012, less than 1% of the Company’s accounts receivable was from related parties. Purchases from related parties other than Carlyle were less than 1% of operating costs and expenses for all periods shown in the table above. As of December 31, 2013 and 2012, none of the Company’s accounts payable were to related parties.

Geographic Information

Sales to customers located outside of the United States comprised 45%, 47%, 49% and 49% of total net sales during the year ended December 31, 2013 (Successor), December 31, 2012 (Successor) and the periods January 15 – December 31, 2011 (Successor) and January 1 – January 14, 2011 (Predecessor), respectively. Sales by geographic region, based on the destination of product shipments, were as follows:

	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 – December 31, 2011	January 1 – January 14, 2011
	(in millions)
United States	$1,903.0	$1,754.3	$1,638.2	$45.1
Europe, Middle East and Africa (EMEA)	711.5	692.4	701.5	14.4
Asia Pacific (APAC)	524.7	543.6	521.7	20.6
Central and Latin America	269.9	254.6	253.0	7.7
Canada	71.0	77.0	72.0	1.2

Consolidated net sales	$3,480.1	$3,321.9	$3,186.4	$89.0

Long-lived assets, excluding intangible assets, consist substantially of property, plant and equipment. The Company’s long-lived assets, excluding intangible assets, located in the U.S., EMEA region (Europe, Middle East and Africa), and APAC region (Asia Pacific) were 53%, 16% and 25%, respectively, as of December 31, 2013 and 56%, 25% and 14%, respectively, as of December 31, 2012.